Other Obligations (Details) (USD $)	12 Months Ended
Dec. 31, 2013
Capital Equipment Lease Obligations
Base rate on interest on leases	one-month LIBOR
Margin over base rate on interest on leases (as a percent)	1.95%
Interest rate (as a percent)	2.11%
Gross value of property, plant, and equipment under capital leases	$ 10,200,000
Accumulated depreciation of property, plant, and equipment under capital leases	700,000
Future payments on capital equipment lease obligation payments
2014	1,646,000
2015	1,615,000
2016	1,584,000
2017	1,553,000
2018	1,522,000
Thereafter	2,166,000
Total	10,085,000
Less: interest	653,000
Total principal payments	9,432,000
Less: current portion	1,460,000
Capital equipment lease obligations, net of current portion	$ 7,972,000